SCHEDULE OF REALIZED AND UNREALIZED GAIN OR LOSS ON INVESTMENTS, AND IMPAIRMENT LOSS ON INVESTMENTS (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments, All Other Investments [Abstract]
Realized gain	¥ 30,363	¥ 11,019	¥ 10,083
Unrealized gain (loss)	371	(20,705)	(209)
Impairment loss		¥ 22,847